Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Operating activities:
Net income	$ 0	$ (89)	$ 17,952
Adjustments to reconcile net income to net cash used in operating activities:
Net unrealized gain on mortgage loans	0		(25,963)
Net realized gain on mortgage loans	0		(4,015)
Real estate depreciation and amortization	0		4
Share-based compensation	0		188
Amortization of deferred financing costs	0		630
Changes in operating assets and liabilities:
Related party receivables	0		(527)
Prepaid expenses and other assets	0		(213)
Accounts payable and accrued liabilities	0	46	1,103
Related party payables	0	43	1,174
Net cash used in operating activities	0	0	(9,667)
Investing activities:
Investment in mortgage loans	0		(642,645)
Investment in real estate	0		(6,198)
Investment in renovations	0		(145)
Mortgage loan dispositions and repayments	0		15,895
Change in restricted cash	0		(3,092)
Net cash used in investing activities	0		(636,185)
Financing activities:
Issuance of common stock, including stock option exercises	500	100,000	323,619
Cost of issuance of common stock	0		(13,441)
Dividends on common stock			(2,509)
Payment of tax withholdings on exercise of stock options	0		(116)
Proceeds from repurchase agreement	0		418,099
Repayments of repurchase agreement	0		(79,299)
Payment of deferred financing costs	0		(2,254)
Related Party Payables		5
Net cash provided by financing activities	500	100,005	644,099
Net increase in cash and cash equivalents	500	100,005	(1,753)
Cash and cash equivalents as of beginning of the period	0	0	100,005
Cash and cash equivalents as of end of the period	500	100,005	98,252
Supplemental disclosure of non-cash investing and financing activity:
Transfer of mortgage loans to real estate owned	0		10,598
Changes in accrued equity issuance costs	0		1,242
Changes in related party receivable from mortgage loan dispositions and repayments	$ 0		$ 5,745